Components of Reported Provision (Benefit) in Lieu of Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
US federal			$ 23	$ (55)	$ (6)
State			21	21	21
Deferred:
US federal			200	248	183
State
Amortization of investment tax credits			(4)	(5)	(5)
Total	38	44	240	209	193
Current:
US federal			(14)	9	11
State				1	1
Deferred federal			8	10	10
Total			(6)	20	22
Total provision in lieu of income taxes			$ 234	$ 229	$ 215